Leases (Details) - Schedule of Remaining Lease Term and Discount Rate	6 Months Ended
Jun. 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 7 months 6 days
Weighted average discount rate	5.55%